TCW High Dividend Equities Fund
TCW High Dividend Equities Fund
Investment Objective
The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - TCW High Dividend Equities Fund - USD ($)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TCW High Dividend Equities Fund		Class I	Class N
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.17%	4.69%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)		0.17%	0.17%
Total Annual Fund Operating Expenses	[1]	1.99%	5.76%
Fee Waiver and/or Expense Reimbursement	[2]	0.64%	4.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.35%	1.35%
[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not correlate to the corresponding ratios included in the Fund’s Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
[2]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.18% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TCW High Dividend Equities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	137	563	1,014	2,265
Class N	137	1,322	2,490	5,330

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.66% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. financial markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds (“ETFs”). The Fund may also invest in short-term securities and/or money market instruments, such as commercial paper.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure to in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  REIT risk: the risk that the value of the Fund’s investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.
  BDC risk: the risk of investing in a BDC, which is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
  PTP and MLP risks: the risk that the value of the Fund’s investments will decline due to the Fund’s limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes due to their smaller capitalizations and as a result may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including ETFs and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.
  derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
  options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.23%	(quarter ended 3/31/2015)
Lowest	-12.19%	(quarter ended 9/30/2015)

Average Annual Total Returns (For the period ended December 31, 2016)
Average Annual Total Returns - TCW High Dividend Equities Fund		1 Year	Since Inception	Inception Date
Class I		9.06%	(0.52%)	Nov. 28, 2014
Class I | After taxes on distributions		8.57%	(1.20%)	Nov. 28, 2014
Class I | After taxes on distributions and sale of fund shares		5.51%	(0.48%)	Nov. 28, 2014
Class N		9.06%	(0.52%)	Nov. 28, 2014
Russell 3000® Value	[1]	18.40%	6.66%	Nov. 28, 2014
[1]	The Russell 3000® Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.